HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042	HV-5795 - PremierSolutions Standard (Series A)
333-72042	HV-6779 - PremierSolutions Standard (Series A-II)

333-151805	HV-6776 - Premier Innovations(SM)
333-151805	HV-6778 - Premier Innovations(SM) (Series II)

Supplement dated August 1, 2016 to your Prospectus

INVESTMENT ADVISER NAME CHANGE

Effective June 15, 2016, Russell Investment Management Company the Investment Adviser for the below funds became Russell Investment Management, LLC.

Russell LifePoints® Balanced Strategy Fund – Class R4

Russell LifePoints® Conservative Strategy Fund – Class R4

Russell LifePoints® Equity Growth Strategy Fund – Class R4

Russell LifePoints® Growth Strategy Fund – Class R4

Russell LifePoints® Moderate Strategy Fund – Class R4

As a result of the change, all references to Russell Investment Management Company in your Prospectus is deleted and replaced with Russell Investment Management, LLC.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR
FUTURE REFERENCE.